OPERATING LEASE	6 Months Ended
Mar. 31, 2017
Notes to Financial Statements
NOTE 13. OPERATING LEASE

LMB leases office space from Akrimax (see Note 7) in Cranford, New Jersey at a monthly rental rate of $2,167 pursuant to an agreement which currently expires on October 31, 2017. Rent expense for the six months ended March 31, 2017 was $13,000. There was no rent expense for the six months ended March 31, 2016.